Remaining Unsatisfied Performance Obligations (Details) - Southland Holdings Llc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue remaining performance obligations, at beginning	$ 2,897,381	$ 2,283,716
New contracts change orders and adjustments	592,393	1,641,629
Gross backlog	3,489,774	3,925,345
Less: contract revenue recognized in 2020		(1,027,964)
Less: contract revenue recognized in 2021	(1,271,201)
Revenue remaining performance obligations, at ending	$ 2,218,573	$ 2,897,381